Sales Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Sales Revenue
Schedule of Sales Revenue
	January 1 – June 30, 2020			January 1 – June 30, 2019
Sales revenue (in EUR thousands)	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other
Germany	2,364	—	—	2,154	—	—
Europe	965	—	—	1,357	—	—
U.S.	6,347	—	—	10,231	—	—
Other regions	—	441	6,000	—	162	—
Total	9,676	441	6,000	13,742	162	—